INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 271,677	$ 271,677
Goodwill acquired through business acquisitions	597,171	0
Balance, end of fiscal year	$ 868,848	$ 271,677